Borrowings Under Financing Arrangements - Additional Information (Detail) ¥ in Thousands	Aug. 14, 2020 CNY (¥) Installments	Apr. 09, 2019 CNY (¥) Installments	Apr. 09, 2019 CNY (¥)	Dec. 31, 2020 CNY (¥)
Far Eastern International Leasing Co Ltd [Member]
Sale Leaseback Transaction [Line Items]
Sale and lease back contracts consideration			¥ 33,800
Debt instrument, interest rate, effective percentage		13.00%	13.00%
Number of installments | Installments		8
Haier Financial Leasing Co Ltd [Member]
Sale Leaseback Transaction [Line Items]
Sale and lease back contracts consideration	¥ 100,000
Debt instrument, interest rate, effective percentage	10.60%
Loan deposits				¥ 2,900
Number of installments | Installments	18
Loan deposits current				1,200
Loan deposits non current				1,700
Liability [Member] | Far Eastern International Leasing Co Ltd [Member]
Sale Leaseback Transaction [Line Items]
Cash		¥ 31,600	¥ 31,600
Liability [Member] | Haier Financial Leasing Co Ltd [Member]
Sale Leaseback Transaction [Line Items]
Cash	¥ 96,360
Prepaid Expenses and Other Current Assets [Member] | Far Eastern International Leasing Co Ltd [Member]
Sale Leaseback Transaction [Line Items]
Loan deposits				¥ 2,864